Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Financial assets at fair value through profit or loss	€ 101,956	€ 103,370
Financial assets at fair value through other comprehensive income	30,635	35,895
Financial Liabilities
Financial liabilities at fair value through profit or loss	71,041	82,781
Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	6,295	6,534
Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	43,026	48,114
Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	20,646	27,365
Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	1,075	768
Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	50,954	54,998
Financial assets at fair value through other comprehensive income	838	1,056
Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	17,727	8,037
Financial assets at fair value through other comprehensive income	2,457	1,862
Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss	11,976	9,514
Financial assets at fair value through other comprehensive income	27,340	32,977
Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	21,299	30,821
Level 1 [member]
Financial Assets
Financial assets at fair value through profit or loss	19,914	11,276
Financial assets at fair value through other comprehensive income	23,984	33,279
Financial Liabilities
Financial liabilities at fair value through profit or loss	1,844	1,879
Level 1 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	827	1,124
Level 1 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		1
Level 1 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	63	55
Level 1 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	955	699
Level 1 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	17,591	7,897
Financial assets at fair value through other comprehensive income	2,232	1,687
Level 1 [member] | Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss	2,317	3,378
Financial assets at fair value through other comprehensive income	21,753	31,592
Level 1 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	6	1
Level 2 [member]
Financial Assets
Financial assets at fair value through profit or loss	76,877	89,225
Financial assets at fair value through other comprehensive income	5,587	1,385
Financial Liabilities
Financial liabilities at fair value through profit or loss	68,867	80,505
Level 2 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	5,333	5,231
Level 2 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	43,026	48,111
Level 2 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	20,388	27,094
Level 2 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	120	70
Level 2 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	48,706	53,733
Level 2 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	2	2
Level 2 [member] | Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss	7,016	4,867
Financial assets at fair value through other comprehensive income	5,587	1,385
Level 2 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	21,154	30,623
Level 3 [member]
Financial Assets
Financial assets at fair value through profit or loss	5,165	2,870
Financial assets at fair value through other comprehensive income	1,063	1,231
Financial Liabilities
Financial liabilities at fair value through profit or loss	330	398
Level 3 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	135	180
Level 3 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		2
Level 3 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss	195	217
Level 3 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss	2,248	1,265
Financial assets at fair value through other comprehensive income	838	1,056
Level 3 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss	134	138
Financial assets at fair value through other comprehensive income	225	176
Level 3 [member] | Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss	2,643	1,269
Level 3 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss	€ 140	€ 197